Summary of Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue
Net revenues	$ 83,926,614	$ 272,145,821	$ 441,505,231
PRC
Disaggregation of Revenue
Net revenues	48,480,865	232,300,929	413,141,394
UNITED STATES
Disaggregation of Revenue
Net revenues	25,598,517	30,023,116	22,192,632
Others
Disaggregation of Revenue
Net revenues	9,847,232	9,821,776	6,171,205
Advertising revenue
Disaggregation of Revenue
Net revenues	76,545,411	267,266,716	438,384,470
Other revenue
Disaggregation of Revenue
Net revenues	$ 7,381,203	$ 4,879,105	$ 3,120,761